Changes in Accounting Policies and Disclosures (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of impacts arising from the adoption of IFRS 16
The impacts arising from the adoption of IFRS 16 at January 1, 2019 was as follows:

Increase/(decrease)
RMB million
Assets
Increase in right-of-use assets	128,312
Decrease in property, plant and equipment	(94,416)
Decrease in prepayments for land use rights	(1,387)
Decrease in prepayments and other receivables	(403)
Increase in deferred tax assets	470

Increase in total assets	32,576

Liabilities
Increase in lease liabilities	109,306
Increase in provision for lease return costs for aircraft and engines	3,654
Decrease in obligations under finance leases	(77,427)
Decrease in other long-term liabilities	(1,115)
Decrease in deferred tax liabilities	(84)

Increase in total liabilities	34,334

Decrease in retained profits	(1,595)
Decrease in non-controlling interests	(163)

Summary of reconcilation between lease liabilities and operating lease commitments
The lease liabilities as at January 1, 2019 reconciled to the operating lease commitments as at December 31, 2018 are as follows:

RMB million
Operating lease commitments as at December 31, 2018	37,278
Less: Commitments relating to short-term leases and those leases with a remaining lease term ended on or before December 31, 2019	(206)
Commitments relating to leases of low-value assets	(1)

37,071
Weighted average incremental borrowing rate as at January 1, 2019	4.09%

Discounted operating lease commitments as at January 1, 2019	31,879
Add: Obligations under finance leases recognized as at December 31, 2018	77,427

Lease liabilities as at January 1, 2019	109,306